SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands, ¥ in Millions																		12 Months Ended
	Aug. 12, 2016 CNY (¥)	May 11, 2016 CNY (¥)	Apr. 15, 2016 $ / shares	Apr. 01, 2015 $ / shares shares	Apr. 02, 2014 $ / shares	Jan. 31, 2013 $ / shares shares	Jan. 08, 2013 Installment $ / shares shares	Nov. 12, 2012 $ / shares	Feb. 17, 2012 $ / shares shares	Jan. 18, 2012 $ / shares shares	Nov. 19, 2011 Installment $ / shares shares	Sep. 30, 2011 Installment $ / shares shares	May 20, 2011 $ / shares	May 16, 2011 Installment $ / shares shares	Nov. 19, 2010 Installment $ / shares shares	Jun. 02, 2009 Installment $ / shares shares	Oct. 05, 2008 Installment $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	May 01, 2012 shares	Sep. 13, 2007 shares	Dec. 31, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		3,930,974
Share-based Compensation | $																		$ 4,886	$ 118	$ 1,699
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																		0	21,052
2005 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																							4,444,440
Scheme I [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		0
Scheme II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		0
Scheme III [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		0
Scheme IV [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		0
2008 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																						1,200,000
Scheme V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		229,468
Option expiration date																	Oct. 04, 2018
Number of options granted																	406,776
Option vesting on installment basis, number of installments | Installment																	36
Scheme V [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested																	25.00%
Scheme V [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested																	75.00%
Scheme V [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares																	$ 7.89
Scheme V [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares																	$ 2.33
Scheme VI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		260,554
Option expiration date																Jun. 01, 2019
Number of options granted																357,548
Option vesting on installment basis, number of installments | Installment																36
Scheme VI [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested																25.00%
Scheme VI [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested																75.00%
Scheme VI [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares																$ 9.09
Scheme VI [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares																$ 3.53
Scheme VII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		0
Scheme VIII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		0
2010 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant															3,600,000
Scheme IX [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		1,000,000
Option expiration date															Nov. 19, 2020
Number of options granted															1,000,000
Option vesting on installment basis, number of installments | Installment															36
Scheme IX [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested															25.00%
Scheme IX [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested															75.00%
Scheme IX [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares															$ 6.90
Scheme IX [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares															1.34
Scheme X [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		1,410,748
Option expiration date														May 15, 2021
Number of options granted														1,600,000
Scheme X [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares														$ 4.90
Scheme X [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares														$ 1.34
Scheme X [Member] | Type I [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted														1,457,000
Option vesting on installment basis, number of installments | Installment														36
Scheme X [Member] | Type I [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested														25.00%
Scheme X [Member] | Type I [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested														75.00%
Scheme X [Member] | Type II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted														143,000
Scheme XI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		332,667
Option expiration date												Sep. 29, 2021
Number of options granted												700,000
Option vesting on installment basis, number of installments | Installment												36
Scheme XI [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested												25.00%
Scheme XI [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested												75.00%
Scheme XI [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares												$ 4.34
Scheme XI [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares												$ 1.34
Scheme XII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		69,875
Option expiration date											Nov. 18, 2021
Number of options granted											300,000
Option vesting on installment basis, number of installments | Installment											36
Scheme XII [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested											25.00%
Scheme XII [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested											75.00%
Scheme XII [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares											$ 4.34
Scheme XII [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares											$ 1.34
Scheme XIII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		627,662
Option expiration date							Jan. 07, 2023
Number of options granted							1,200,000
Option vesting on installment basis, number of installments | Installment							36
Scheme XIII [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested							25.00%
Scheme XIII [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested							75.00%
Scheme XIII [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares							$ 1.18
Scheme XIII [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares							$ 0.48
2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																					1,200,000
CDTV Holding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction in per share exercise price of all Adjusted Options | $ / shares			$ 0.2		$ 0.5			$ 2.3					$ 0.56		2.00
Special cash dividend declared, per share amount | $ / shares			$ 0.2		$ 0.5			$ 2.3					$ 0.56		$ 2.00
Dividends record date			Apr. 29, 2016		Apr. 14, 2014			Nov. 26, 2012					Jun. 20, 2011		Dec. 23, 2010
Per share exercise price of all Adjusted Options after reduction | $ / shares			$ 0.01		$ 0.01			$ 0.01					$ 0.01		$ 0.01
Number of options granted																		0	0	0
Aggregate intrinsic value of options outstanding | $																		$ 953
Aggregate intrinsic value of options exercisable | $																		953
Total intrinsic value of options exercised | $																		97	$ 1,250	$ 1,027
Share based compensation expense | $																		3	80	736
Fair value of options vested | $																		$ 24	$ 299	2,452
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																		992,000	1,111,000
Share based compensation expense | $																		$ 19	$ 40	23
Unrecognized compensation expense related to unvested share options | $																		$ 15
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods																		11 months 8 days
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.00%
Share-based Compensation | ¥	¥ 6.2
Capital injection from noncontrolling interest | ¥	¥ 8.4
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Options granted under 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares										$ 0.17
Option expiration date										Jan. 17, 2022
Number of options granted										551,000
Share option plan expiration term										10 years
Vesting period of options after the grant date										48 months
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Options granted under 2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares						$ 0.16
Option expiration date						Jan. 30, 2023
Number of options granted						613,000
Share option plan expiration term						10 years
Vesting period of options after the grant date						48 months
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares				$ 0.16
Option expiration date				Mar. 31, 2025
Number of options granted				542,000
Share option plan expiration term				10 years
Vesting period of options after the grant date				48 months
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares									$ 0.17
Option expiration date									Feb. 16, 2022
Reversed share based compensation expense | $																			$ 2	$ 23
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted									520,000									0
Share option plan expiration term									10 years
Vesting period of options after the grant date									4 years
Beijing Super TV Technology Co., Ltd ("Super TV") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		9.91%
Share-based Compensation | ¥		¥ 25.8
Capital injection from noncontrolling interest | ¥		¥ 33.0